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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number: ________
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Temasek Holdings (Private) Limited
Address: 60B Orchard Road #06-18 Tower 2
         The Atrium@Orchard
         Singapore 238891

Form 13F File Number: 28-13088

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Chia Yue Joo Lena
Title: Managing Director, Legal & Regulations
Phone: +65 6828 6968

Signature, Place, and Date of Signing:


  /s/ Chia Yue Joo Lena              Singapore               11 February 2010
-------------------------   ---------------------------   ----------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              13
Form 13F Information Table Entry Total:         14
Form 13F Information Table Value Total:  1,399,832
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
1     28-13091 (1)           Amberwood Investments (Mauritius) Pte Ltd
2     28-13096               Baytree Investments (Mauritius) Pte Ltd
3     28-13098 (1)           Cairnhill Investments (Mauritius) Pte Ltd
4     28-13100 (1)           Charlton Investments (Mauritius) Pte Ltd
5     28-13092 (1)           Crescent Investments (Mauritius) Pte Ltd
6     28-13094 (1)           Faber Investments (Mauritius) Pte Ltd
7     28-13103 (1)           Fullerton Management Pte Ltd
8     28-13105 (1)           Henderson Investments (Mauritius) Pte Ltd
9     28-13095               Seletar Investments Pte Ltd
10    28-13097 (1)           Springwood Investments (Mauritius) Pte Ltd
11    28-13356 (1)           Tannery Investments (Mauritius) Pte Ltd
12    28-13090               Temasek Capital (Private) Limited
13    28-13093 (1)           Tomlinson Investments (Mauritius) Pte Ltd

----------
(1) Above companies are listed in this Form 13F pursuant to the requirements of Rule 13f-1(a)(1) under the Securities Exchange Act of 1934, as amended, but have ceased to exercise any investment discretion over Section 13(f) securities as of December 31, 2009.


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                           FORM 13F INFORMATION TABLE

       COLUMN 1             COLUMN 2     COLUMN 3 COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7         COLUMN 8
    --------------       -------------- --------- -------- --------------------- ---------- -------- ------------------------
                                                                                                         VOTING AUTHORITY
                                                    VALUE    SHRS OR    SH/ PUT/ INVESTMENT   OTHER  ------------------------
    NAME OF ISSUER       TITLE OF CLASS   CUSIP   (X$1000)   PRN AMT    PRN CALL DISCRETION MANAGERS    SOLE      SHARED NONE
    --------------       -------------- --------- -------- ----------   --- ---- ---------- -------- ----------   ------ ----
7 DAYS GROUP HLDGS LTD        ADR       81783J101   1,248     100,000   SH         DEFINED  2, 9, 12    100,000
AVAGO TECHNOLOGIES LTD        SHS       Y0486S104 360,857  19,729,734   SH         DEFINED     9, 12 19,729,734
DRYSHIPS INC                  SHS       Y2109Q101   1,104     189,736   SH         DEFINED  2, 9, 12    189,736
GLOBAL CROSSING LTD          SHS NEW    G3921A175 677,125* 47,351,431** SH         DEFINED           47,351,431**
ISHARES INC                MSCI BRAZIL  464286400  48,963     656,250   SH         DEFINED  2, 9, 12    656,250
ISHARES TR INDEX          S&P 500 INDEX 464287200  18,874     168,800   SH         DEFINED              168,800
LAS VEGAS SANDS CORP          COM       517834107   6,600     441,800   SH         DEFINED  2, 9, 12    441,800
MACYS INC                     COM       55616P104   8,424     502,600   SH         DEFINED  2, 9, 12    502,600
MINDRAY MEDICAL INTL LTD    SPON ADR    602675100   7,624     224,777   SH         DEFINED  2, 9, 12    224,777
POWERSHARES QQQ TRUST      UNIT SER 1   73935A104  41,287     902,450   SH         DEFINED  2, 9, 12    902,450
RESEARCH IN MOTION LTD        COM       760975102  45,216     667,360   SH         DEFINED   2, 9,12    667,360
SHANDA GAMES LTD         SP ADR REPTG A 81941U105  42,700   4,190,384   SH         DEFINED  2, 9, 12  4,190,384
SPDR TR                    UNIT SER 1   78462F103 102,944     923,761   SH         DEFINED  2, 9, 12    923,761
YAHOO INC                     COM       984332106  36,866   2,197,000   SH         DEFINED  2, 9, 12  2,197,000

* Includes US$256,500,000 representing the value of 18,000,000 common shares issuable upon conversion of senior preferred shares.

** Includes 18,000,000 common shares issuable upon conversion of senior preferred shares.


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